Condensed Statements of Cash Flow - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
OPERATING ACTIVITIES
Net Loss	$ (32,764)	$ (33,002)
Adjustments to reconcile Net Income to net cash provided by (used for) operations:
Stock-based compensation	2,000
Imputed rent expense		900
Changes in operating assets and liabilities
Accounts receivable		$ (3,500)
Accounts Payable	764
Net cash used by operating activities	(30,000)	$ (35,602)
FINANCING ACTIVITIES
Advance from shareholder	30,000	47,588
Net cash provided by Financing Activities	$ 30,000	47,588
Net cash increase for period		$ 11,986
Cash, at beginning
Cash, at end		$ 11,986
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes